Other financial assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financing receivables held for operating and non operating purpose | US Dollars
Other financial assets
Other financial assets	€ 2,038
Financing receivables held for operating and non operating purpose | Euro
Other financial assets
Other financial assets	1,329
Financing receivables held for operating purposes | beyond 5 years
Other financial assets
Other financial assets	164	€ 399
Financing receivables held for operating purposes | Exploration & Production
Other financial assets
Other financial assets	1,823
Financing receivables held for operating purposes | Exploration & Production | Coral FLNG SA
Other financial assets
Other financial assets	356	383
Financing receivables held for operating purposes | Exploration & Production | Cardon IV SA
Other financial assets
Other financial assets	20	199
Financing receivables held for operating purposes | Exploration & Production | Mozambique Rovuma Venture SpA
Other financial assets
Other financial assets	1,187	1,008
Non-current financing receivables held for operating purposes
Other financial assets
Fair value	1,911
Financing receivables held for non operating purpose
Other financial assets
Restricted deposits in escrow to guarantee transactions on derivative contracts	1,266	4,233
Securities held for operating purposes
Other financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	€ 20	€ 20